Bunker inventory (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) tons	Dec. 31, 2022 USD ($) tons
Disclosure of detailed information about borrowings [line items]
Fuel inventory purchased (in metric tons) | tons	120,763	208,877
Payment for purchase of inventory	$ 72,200	$ 158,800
Bunker inventory	22,511	41,643
Compliant fuel oil inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	0	19,600
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 22,500	$ 22,000